Note 1 - Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Notes to Financial Statements
Nature of Operations [Text Block]
1.	Description of Business

We develop, market and support a family of entity identification, high speed data mining and cybersecurity solutions. Our products help detect, report and mitigate cybercrimes and advanced persistent threats.

Our product families include:

●	TraceCop for entity identification, cybercrime detection and disclosure, and;
●	Savant for high speed data mining, analytics, detection, reporting and mitigation of cybersecurity threats.

Our products in development include:

●	Intrusion Shield

        We are in the process of developing a new product offering, Intrusion Shield, that is designed to be a next generation intrusion detection and protection solution.  After
20
years of providing research, analysis, and tools to the federal government and enterprise corporations, Intrusion possesses a comprehensive and proprietary database of Internet activity, including information about the activities of malicious online actors.  Intrusion's Shield product will combine that comprehensive database with artificial intelligence (AI) and real-time process flow technology to provide businesses and government agencies with a unique and affordable tool to detect, identify, and prevent cyber-crimes.

Shield is a combination of plug-and-play hardware, software, global data, and AI services providing organizations with aggressive protection against unaddressed information security threats and the most robust defense possible against cybercrime. Unlike traditional industry approaches that rely heavily on human resources, which malicious actors have learned to bypass, Intrusion Shield uses our extensive database together with real-time AI technology to prevent illicit behavior.  Shield's proprietary architecture isolates and neutralizes malicious traffic and network flows that existing solutions cannot identify or even characterize. Most breaches today are caused by malware free compromises that trigger no
alarms in a firewall or endpoint solution. The common denominator is network communications, and Shield monitors and analyses all network traffic and communications allowing it to identify and stop malware-free attacks. Shield's capabilities will continuously evolve based on real-time updates originating from our worldwide installations and growing TraceCop database identifying new dangers.

Shield does
not
seek to displace existing solutions, instead providing a new, and additional layer of cybersecurity for enterprises.  According to SBA
2019,
the U.S. enterprise market consists of
30.7
million businesses, of which
70%
are characterized as small and medium sized businesses.  While the company believes that many large enterprises will recognize the need this product addresses and will be incentivized to purchase Shield, the enterprise market has many decision makers for new security product purchases; therefore, the sale cycle may
be longer for this product than our current product offerings.  We have identified businesses with from
100
to
1,000
users as our initial target market, as we believe this market segment has the most pressing need for the enhanced protection that the Intrusion Shield will offer.  We intend to leverage existing and new channel partners, such as value added resellers and systems integrators, to market Shield to this target market.

Shield has experienced positive progress during Alpha testing and the Company has identified twelve
companies for the Beta release anticipated to begin in
September.
The configuration of hardware is a single Dell network appliance installed inline inside of the customer's firewall. The size of the network appliance will vary depending on the number of workstations and the size of the customer's internet connection be that
1Gb,
10Gb
or
100
Gb.

Intrusion's products help protect critical information assets by quickly detecting, protecting, analyzing and reporting attacks or misuse of classified, private and regulated information for government and enterprise networks.

We market and distribute our products through a direct sales force to:

●	end-users, and
●	value-added resellers.

Our end-user customers include:

●	U.S. federal government entities,
●	state and local government entities,
●	large and diverse conglomerates,
●	manufacturing entities, and
●	other customers.

We were organized in Texas in
September 1983
and reincorporated in Delaware in
October 1995.
Our principal executive offices are located at
1101
East Arapaho Road, Suite
200,
Richardson, Texas
75081,
and our telephone number is (
972
)
234
-
6400.
Our website URL is www.intrusion.com. References to the “Company”, “we”, “us”, “our”, “Intrusion” or “Intrusion Inc.” refer to Intrusion Inc. and its subsidiaries. Trademarks of Intrusion include:

●	INTRUSION SHIELD
●	PROCESS FLOW TECHNOLOGY
●	INTRUSION SAVANT
●	BRINGING SCIENCE INTO DECISION MAKING
●	TRACECOP
●	INTRUSION PROTECT EVERYTHING. TRUST NOTHING
●	PROTECT EVERYTHING. TRUST NOTHING.

1.
Description of Business

We develop, market, and support a family of entity identification, data mining, regulated information compliance and data privacy protection. Our product families include: TraceCop for identity identification, Savant for data mining and advanced persistent threat detection and Compliance Commander for regulated information and data privacy protection. Intrusion’s products help protect critical information assets by quickly detecting, protecting, analyzing and reporting attacks or misuse of classified, private and regulated information for government and enterprise networks.

We market and distribute our products through a direct sales force to end-users, distributors and numerous system integrators, managed service providers and value-added resellers. Our end-user customers include banks, credit unions, other financial institutions, U.S. federal government entities, foreign government entities, hospitals and other healthcare providers. Essentially, our end-users can be defined as end-users requiring network security solutions for protecting their mission critical data.

References to the “Company”, “we”, “us”, “our”, “Intrusion” or “Intrusion Inc.” refer to Intrusion Inc. and its subsidiaries. Compliance Commander™ and TraceCop™ are registered trademarks of Intrusion Inc.

As of
December 31, 2019,
we had cash and cash equivalents of approximately
$3,334,000,
up from approximately
$1,652,000
as of
December 31, 2018.
We generated a net income of
$4,465,000
for the year ended
December 31, 2019
compared to a net income of
$2,287,000
for the year ended
December 31, 2018.
We are obligated to make payments of accrued dividends on all our outstanding shares of preferred stock that will reduce our available cash resources. Based on the current forecast for the year
2020,
we believe that we will have sufficient cash resources to finance our operations and expected capital expenditures through
March 31, 2021.
As of
October 24, 2019,
our funding available from the CEO Note terminated. Our management will be assessing whether to replace this borrowing base and assessing what terms may
be available to the Company, including whether any such terms available are acceptable to the Company, if at all (the “Potential Replacement Facility”). Any equity or debt financings, if available at all, may
be on terms which are
not
favorable to us and, in the case of equity financings,
may
result in dilution to our stockholders. We expect to fund our operations through anticipated Company profits, possibly additional investments of private equity and debt, which, if we are able to obtain, will have the effect of diluting our existing common stockholders, perhaps significantly, and a possible Potential Replacement Facility. If our operations do not
generate positive cash flow in the upcoming year, or if we are not
able to obtain additional debt or equity financing on terms and conditions acceptable to us, if at all, we may
be unable to implement our business plan, fund our liquidity needs or even continue our operations.